Discontinued operations and assets held for sale - Assets and Liabilities Classified as Held-For-Sale (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	£ 3,557	£ 0	£ 1,956
Liabilities held for sale	(1,568)	£ 0	£ 0
Assets and liabilities classified as held for sale
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	3,557
Liabilities held for sale	(1,568)
Net assets held for sale	1,989
Assets and liabilities classified as held for sale | Borrowings
Summary income statement and comprehensive income, discontinued operations [line items]
Liabilities held for sale	(1,123)
Assets and liabilities classified as held for sale | Pension liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Liabilities held for sale	(49)
Assets and liabilities classified as held for sale | Other liabilities
Summary income statement and comprehensive income, discontinued operations [line items]
Liabilities held for sale	(396)
Assets and liabilities classified as held for sale | Goodwill
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	562
Assets and liabilities classified as held for sale | Intangible assets
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	3
Assets and liabilities classified as held for sale | Property, plant and equipment
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	2,713
Assets and liabilities classified as held for sale | Trade and other receivables
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	237
Assets and liabilities classified as held for sale | Cash and cash equivalents
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	4
Assets and liabilities classified as held for sale | Other assets
Summary income statement and comprehensive income, discontinued operations [line items]
Assets held for sale	£ 38